OTHER PAYABLES AND OTHER CURRENT LIABILITIES - Schedule of Current and Non-current Portions of Liabilities (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
OTHER PAYABLES AND OTHER CURRENT LIABILITIES
Tax payables	¥ 66,010		¥ 68,720
Accrued service fee for IT and other professional support	65,514		53,285
Consideration payable to WeBank, current (Note 12)	55,887		53,162
Deposits	40,162		60,014
Accrued advertising expenses	34,942		268,455
Accrued service fee for transaction support	24,386		39,132
Deferred revenue	13,909		18,049
Accrued salaries and benefits	13,834		13,815
Operating lease liabilities, current	7,667		10,994
Interest payable	4,457		50,969
Accrued legal proceedings and litigations			420
Others	17,734		37,318
Other payables and accruals	¥ 344,502	$ 50,163	¥ 674,333